Capital Disclosures - Narrative (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of objectives, policies and processes for managing capital [line items]
Debt to book capitalization	26.00%	32.00%
Bottom of range
Disclosure of objectives, policies and processes for managing capital [line items]
Debt to book capitalization, target	25.00%
Top of range
Disclosure of objectives, policies and processes for managing capital [line items]
Debt to book capitalization, target	45.00%
Debt to book capitalization ratio	65.00%